OVERVIEW	9 Months Ended
Dec. 31, 2011
Nature of Operations [Text Block]
NOTE 1 – OVERVIEW

a)	Description of the Company

India Globalization Capital, Inc. ("IGC" or the "Company"), a Maryland corporation, was organized on April 29, 2005, as a blank check company formed for the purpose of acquiring one or more businesses with operations primarily in India through a merger, capital stock exchange, asset acquisition or other similar business combination or acquisition.  On March 8, 2006, IGC completed an initial public offering of units, with each unit consisting of one share of common stock and two warrants to purchase a share of common stock.  The units and the common stock and warrants included in the units are listed on the NYSE Amex exchange.

On December 30, 2011, IGC acquired a 95% equity interest in Linxi He Fei Economic and Trade Co., aka Linxi H&F Economic and Trade Co., a People’s Republic of China-based company ("PRC Ironman") by acquiring 100% of the equity of H&F Ironman Limited, a Hong Kong company ("HK Ironman").  Collectively, PRC Ironman and HK Ironman are referred to as "Ironman."

IGC operates in India and China geographies specializing in the infrastructure sector.  Operating as a fully integrated infrastructure company, IGC, through its subsidiaries, has expertise in mining and quarrying, road building, and the construction of high-temperature plants.  The Company’s medium-term plans are to expand each of these core competencies while offering an integrated suite of service offerings to our customers.  The Company’s core businesses are its operations as a materials and construction company.

b)	List of subsidiaries with percentage holding

The operations of IGC are based in India and China.  The financial statements of the following subsidiaries have been considered for consolidation.

Subsidiaries	Immediate holding company	Country of Incorporation	Percentage of holding as of December 31, 2011	Percentage of holding as of March 31, 2011
IGC – Mauritius ("IGC-M")	IGC	Mauritius	100	100
IGC India Mining and Trading Private Limited ("IGC-IMT")	IGC-M	India	100	100
IGC Logistic Private Limited ("IGC-LPL")	IGC-M	India	100	100
IGC Materials Private Limited ("IGC-MPL")	IGC-M	India	100	100
H&F Ironman Limited (“HK Ironman”)	IGC	Hong Kong	100	-
Linxi H&F Economic and Trade Co. ("PRC Ironman")	HK Ironman	Peoples’ Republic of China	95	-
Techni Bharathi Limited (“TBL”)	IGC-M	India	77	77